Subsequent Events (Details) - CPAY - USD ($) $ in Millions		1 Months Ended
	Feb. 03, 2017	Feb. 28, 2014
Percentage of Additional Equity Ownership Interest in Subsidiary after Acquisition		15.00%
Payments to Acquire Additional Interest in Subsidiaries		$ 37.5
Redeemable noncontrolling interest		25.00%
Subsequent Event
Percentage of Additional Equity Ownership Interest in Subsidiary after Acquisition	10.00%
Payments to Acquire Additional Interest in Subsidiaries	$ 70.0
Redeemable noncontrolling interest	15.00%